Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities:
Net (loss) income	$ (7,459,474)	$ 3,016,132	$ 1,299,028
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Amortization of operating lease right-of-use lease assets	1,023,500	408,566	399,903
Depreciation and amortization	3,315,172	3,458,347	3,106,082
Loss (gain) from disposition of property, plant and equipment	15,306	327,921	(85,899)
Gain from disposition of a subsidiary			(5,162)
Share-based compensation for services	1,243,385	11,831	249,797
Change in inventory reserve	246,281		117,703
Change in bad debt allowance	160,254	(16,776)
Deferred tax benefit	(658,595)	(118,424)	(478,316)
Accrued interest income		(1,320)
Forgiveness of PPP loan			(73,300)
Unrealized foreign exchange loss			43,852
Changes in operating assets and liabilities:
Accounts receivables	(109,090)	683,119	(319,598)
Accounts receivables-related parties	(272,301)	(620,728)	(206,774)
Inventories	268,593	740,265	(1,212,224)
Prepayments and other current assets	(3,113,841)	1,173,662	246,898
Advances to supplier- related party	(249,986)
Accounts payables	(62,237)	224,676	75,740
Accounts payables-related parties	(379,124)	58,190	15,445
Advance from customers	(18,989)	(52,365)	43,622
Taxes payable	(441,390)	(2,827,106)	1,325,835
Accrued expenses and other liabilities	34,381	(137,457)	(619,179)
Operating lease liabilities	(2,444,110)	(168,075)	(171,221)
Net cash (used in) provided by operating activities	(8,902,265)	6,160,458	3,752,232
Cash flows from investing activities:
Purchase of property, plant and equipment	(1,520,556)	(15,259,272)	(777,762)
Proceeds from disposition of property, plant and equipment	14,872	22,213	184,760
Capital expenditures on construction-in-progress			(13,668,099)
Long-term investments in equity investees			(241,600)
Proceeds upon maturity of short-term investments	50,330	495,680	3,257,070
Net cash used in investing activities	(1,455,354)	(14,741,379)	(11,245,631)
Cash flows from financing activities:
Net proceeds from private placement		19,124,920	6,611,432
Capital contribution made by non-controlling shareholders			104,190
Adjustment relating to non-controlling interest	(26,245)
Net Proceeds from exercise of warrants		4,444,136
Net Proceeds from exercise of options		180,000
Proceeds from short-term bank loans	483,000	804,000	349,771
Repayment of short-term bank loans	(160,000)	(944,446)	(5,075,325)
Proceeds from long-term bank loan			7,550,000
Repayment of long-term bank loans	(1,337,323)	(796,416)	(381,133)
(Repayment of) proceeds from related party loans	(25,796)	(1,943,408)	1,892,636
Net cash (used in) provided by financing activities	(1,066,364)	20,868,786	11,051,571
Effect of exchange rate changes on cash	(698,581)	(617,747)	110,709
Net (decrease) increase in cash	(12,122,564)	11,670,118	3,668,881
Cash and restricted cash, beginning of year	16,605,872	4,935,754	1,266,873
Cash and restricted cash, end of year	4,483,308	16,605,872	4,935,754
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid (refunded) for income tax	(2,593)	3,195	(25,545)
Cash paid for interest	396,517	471,443	460,905
Non-Cash Investing Activities
Transfer from construction-in-progress to fixed assets		597,594	34,984,435
(Reductions) additions to construction-in-progress through accounts payable and other payable	(8,167)		10,528,918
Prepaid share-based compensation for services	315,917		279,861
Transfer from accounts receivable to long-term investment			$ 302,000